Provisions, contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2019
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 27. Provisions, contingent liabilities, contingent assets and credit commitments

Accounting policy

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave must be granted to employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases which are then discounted.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits,  and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for impairment on credit commitments

The Group is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for impairment is calculated using the same methodology as the provision for expected credit losses (refer to Note 13).

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost to the Group of these matters (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised on the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events. Specific judgements in respect of material items are included in the discussion below.

Provisions carried for long service leave are supported by an independent actuarial report.

Provisions

		Annual
		leave and	Litigation	Provisions for			Compliance,
	Long	other	and non-	impairment			regulation and
	service	employee	lending	on credit	Leasehold	Restructuring	remediation
$m	leave	benefits	losses	commitments[1]	Premises	provisions	provisions	Total
Consolidated
Balance at 30 September 2018	417	699	53	239	24	27	469	1,928
Impact on adoption of AASB 9	—	—	—	98	—	—	—	98
Restated opening balance	417	699	53	337	24	27	469	2,026
Additions	90	866	66	—	7	259	1,489	2,777
Utilisation	(51)	(931)	(81)	—	(7)	(125)	(324)	(1,519)
Reversal of unutilised provisions	—	(20)	—	(32)	—	(1)	(61)	(114)
Other	—	—	—	—	—	—	(1)	(1)
Balance at 30 September 2019	456	614	38	305	24	160	1,572	3,169
Parent Entity
Balance at 30 September 2018	386	639	37	206	24	27	447	1,766
Impact on adoption of AASB 9	—	—	—	95	—	—	—	95
Restated opening balance	386	639	37	301	24	27	447	1,861
Additions	90	813	53	—	7	259	1,436	2,658
Utilisation	(48)	(876)	(67)	—	(7)	(125)	(313)	(1,436)
Reversal of unutilised provisions	—	(19)	—	(26)	—	(1)	(57)	(103)
Balance at 30 September 2019	428	557	23	275	24	160	1,513	2,980

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

Legislative liabilities

The Group had the following assessed liabilities as at 30 September 2019:

▪      $22 million (2018: $20 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);

▪      $7 million (2018: $9 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);

▪      $6 million (2018: $5 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);

▪      $1 million (2018: $2 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);

▪      $Nil (2018: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);

▪      $1 million (2018: $2 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and

▪      $1 million (2018: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Adequate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.

Compliance, regulation and remediation provisions

Provisions in respect of compliance, regulation and remediation at 30 September 2019 include:

▪      customer refunds associated with certain ongoing advice service fees charged by the Group's salaried financial planners;

▪      customer refunds associated with certain ongoing advice service fees charged by authorised representatives of the Group's wholly owned subsidiaries, Securitor Financial Group Limited (Securitor) and Magnitude Group Pty Ltd (Magnitude);

▪      refunds for certain consumer and business customers that had interest only loans that did not automatically switch, when required, to principal and interest loans; and

▪      refunds to certain business customers who were provided with business loans where they should have been provided with loans covered by the National Consumer Credit Protection Act.

The provisions for certain ongoing advice service fees charged by the Group's salaried financial planners and by authorised representatives of Securitor and Magnitude require significant judgement and are summarised as follows:

Customer refunds associated with certain ongoing advice service fees charged by the Group's salaried financial planners

Westpac has raised a provision for customer refunds associated with certain ongoing advice service fees charged by the Group's salaried financial planners during the period 2008 to 2018, including instances where records of financial advice are insufficient.

A number of estimates have been used and judgements have been applied in determining the provision of $276 million as at 30 September 2019. These include:

▪      Total fees received by the Group in respect of salaried financial planners in the period 2008 to 2018 were approximately $594 million;

▪      The proportion of total fees that are estimated to be refunded is 26%. The key assumption in this estimate relates to the nature and extent of records to evidence that services were provided; and

▪      The time value of money including the forecast timing over which payments are likely to be made.

The provision also includes estimated costs associated with running the remediation program.

Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude

The Group has estimated customer remediation costs (including interest on refunded fees and additional costs to implement the remediation program) where customers of authorised representatives of the Group's wholly owned subsidiaries Securitor and Magnitude paid ongoing advice service fees to those representatives and where it is not clear that the services were provided. The ongoing advice service fees were charged during the period from 2008 to 2018.

There are challenges involved in determining the extent of the services provided by authorised representatives who are no longer operating under the Magnitude and Securitor licences because, amongst other things, many of the former authorised representatives' files have been difficult to access particularly where authorised representatives have ceased operating under the Group’s licences or have left the industry.

As a result, we have conducted sample based reviews in order to develop an estimate of fees that may need to be refunded. The insights from these reviews have informed a number of the estimates that have been used and the judgements which have been applied in estimating the provision of $606 million at 30 September 2019. They include:

▪      Total fees received by authorised representatives from their customers in the period 2008 to 2018 were approximately $936 million; and

▪      The proportion of fees that are estimated to be refundable under the current proposed remediation methodology is 32%. The key assumptions in this estimate include:

-	The basis for refunding customers of the authorised representatives; and
-	The nature, extent and availability of records to evidence that service was provided; and

▪      The time value of money including the forecast timing over which payments are likely to be made.

The provision also includes estimated costs associated with running the remediation program.

The provision is necessarily based on a number of assumptions and incomplete information. Westpac is also yet to finalise its remediation approach which may change following industry and regulator discussions. It is possible that the final outcome could be below or above the provision, if the actual outcome differs to the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Restructuring provisions

The Group holds restructuring provisions in relation to management changes to the scope or manner of certain business activities.

During the year, the Group raised a restructuring provision in relation to the reset of its wealth strategy which was announced on 19 March 2019. This resulted in a number of changes to its wealth business. Key changes that have been made include:

▪      The realigning of the major BT businesses into expanded Consumer and Business divisions;

▪      Exiting of the provision of personal financial advice by Westpac Group salaried financial planners and authorised representatives;

▪      Moved to a referral model for financial advice by utilising a panel of advisers or adviser firms; and

▪      Sold part of the businesses to Viridian Advisory. This enabled many BT Financial Advice ongoing advice customers to transfer to Viridian Advisory. A number of the Group’s salaried financial advisers and support staff transitioned to Viridian from the completion date of 1 July 2019. Some authorised representatives also moved to Viridian prior to 30 September 2019.

Other provisions

The Group also holds certain provisions relating to previously claimed research and development tax incentives.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory actions

Regulators and other bodies routinely conduct investigations and reviews involving the financial services sector, both in Australia and overseas. These investigations and reviews may consider a range of subject matters, and in Australia, a number of investigations and reviews have recently considered, and continue to consider, potential misconduct in credit and financial services.

Domestic regulators such as ASIC, APRA, ACCC, AUSTRAC, the OAIC and the ATO, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority in New Zealand, Hong Kong Monetary Authority, Monetary Authority of Singapore and National Futures Association in the U.S. are also currently conducting investigations and reviews and inquiries (some of which are industry-wide) that involve or may involve the Group in the future. These investigations and reviews are separately considering a range of matters, including matters such as ongoing advice services fees, responsible lending, residential mortgages, credit portfolio management, consumer credit insurance, privacy and information governance, the provision of financial advice, competition law conduct, anti-money laundering and counter-terrorism financing processes and procedures, and financial markets conduct.

Westpac has also received various notices and requests for information from regulators as part of both industry-wide and Westpac-specific investigations and reviews and inquiries.

These investigations and reviews and inquiries, which may be conducted by a regulator, and in some cases also an external third party retained either by the regulator or by the Group (including where a matter has been self-identified by the Group), may result in litigation (including class action proceedings against the Group), fines, imposition of additional capital, civil or criminal penalties, revocation, suspension or variation of conditions of relevant regulatory licences or other enforcement or administrative action being taken by regulators or other parties. An assessment of the likely cost to the Group of these investigations and reviews and actions has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated.

One regulatory action currently being conducted relates to International Funds Transfer Instructions (IFTIs) required to be reported under Australia's AML/CTF Act. Under the Act, the 'sender' financial institution of an IFTI transmitted out of Australia, or the 'recipient' financial institution of an IFTI transmitted into Australia, is required to report the IFTI to AUSTRAC within 10 business days of the instruction being sent or received. As reported in the Group's 2018 Annual Report, the Group self-reported to AUSTRAC a failure to report a large number of IFTIs. The majority of the IFTIs which are the subject of the Group's engagement with AUSTRAC, concern batch instructions received by Westpac through one WIB product between 2009 and 2018 from a small number of correspondent banks for payments made predominantly to beneficiaries living in Australia in Australian dollars, on behalf of clients of those correspondent banks. The majority of the payments were low value, recurring and made by foreign government pension funds and corporates.

AUSTRAC has issued a number of detailed statutory notices over the last year requiring information relating to the Group's processes, procedures and oversight. These notices relate to a range of matters including these IFTI reporting failures and associated potential failings related to record keeping and obligations to obtain and pass on certain data in funds transfer instructions, as well as correspondent banking due diligence, risk assessments and transaction monitoring. Westpac has not yet received an indication from AUSTRAC about the nature of any enforcement action it may take. The Group is continuing to work with AUSTRAC in relation to these matters.

Any enforcement action against Westpac may include civil penalty proceedings and result in the payment of a significant financial penalty, which Westpac is currently unable to reliably estimate. Previous enforcement action by AUSTRAC against other institutions has resulted in a range of outcomes, depending on the nature and severity of the relevant conduct and its consequences.

As AUSTRAC is still investigating these issues, any penalty cannot be reliably estimated and accordingly no provision has been raised for this matter.

Litigation

There are ongoing court proceedings, claims and possible claims for and against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group's likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below.

▪      On 1 March 2017, ASIC commenced litigation in relation to certain Westpac home loans (including certain interest only loans) alleging contraventions of the National Consumer Credit Protection Act 2009 (Cth). The proceedings were heard in May 2019. On 13 August 2019, the Court handed down its judgment in the proceedings, and dismissed ASIC's case. On 10 September 2019, ASIC filed an appeal in relation to the decision. No provision has been recognised in relation to this matter.

▪      On 22 December 2016, ASIC commenced Federal Court proceedings against BT Funds Management Limited (BTFM) and Westpac Securities Administration Limited (WSAL) in relation to a number of superannuation account consolidation campaigns conducted between 2013 and 2016. ASIC has alleged that in the course of some of these campaigns, customers were provided with personal advice in contravention of a number of Corporations Act 2001 (Cth) provisions, and selected 15 specific customers as the focus of their claim. In December 2018 the primary Court handed down a judgment in which it held that no personal advice had been provided and that BTFM and WSAL did not contravene the relevant personal advice provisions although it did make a finding that BTFM and WSAL had each contravened section 912A(1)(a) of the Corporations Act. In February 2019, ASIC filed an appeal against this decision. On 28 October 2019, the Full Federal Court handed down its decision in ASIC’s favour and made findings that BTFM and WSAL each provided personal advice on the relevant calls. Once formal declarations of contravention are made, the matter will be remitted for penalty. No provision has been recognised in relation to this matter.

▪      In August 2016, a class action was filed in the United States District Court for the Southern District of New York against Westpac and a large number of Australian and international banks alleging misconduct in relation to the bank bill swap reference rate. On 26 November 2018, the US Court delivered its judgment on the Motion to Dismiss the US BBSW class action proceedings, with the case against Westpac and certain other foreign banks being dismissed on the basis that the Court does not have jurisdiction to hear the case. In April 2019, the Plaintiffs filed an amended claim, which brings Westpac back into the proceedings. Westpac is continuing to defend the proceedings with a Motion to Dismiss filed in May 2019. No provision has been recognised in relation to this matter.

▪      On 12 October 2017, a class action against Westpac and Westpac Life Insurance Services Limited (WLIS) was filed in the Federal Court of Australia. The class action was filed on behalf of customers who, since February 2011, obtained insurance issued by WLIS on the recommendation of certain financial advisers employed within the Westpac Group. The plaintiffs have alleged that aspects of the financial advice provided by those advisers breached fiduciary and statutory duties owed to the advisers' clients, including the duty to act in the best interests of the client, and that WLIS was knowingly involved in those alleged breaches. Westpac and WLIS are defending the proceedings. These proceedings are currently stayed by order of the Court, pending the outcome of an appeal concerning a procedural issue unrelated to the substantive claims made in the class action. No provision has been recognised in relation to this matter.

▪      On 21 February 2019, a class action against Westpac was filed in the Federal Court of Australia. As directed by the Court, the Plaintiffs filed a Statement of Claim on 22 May 2019 and an amended statement of claim on 18 October 2019. The claims allege that Westpac did not comply with its responsible lending obligations and entered into certain home loans that it should otherwise have assessed as unsuitable. The allegations include that during the period from 1 January 2011 to 17 February 2018, Westpac failed to: conduct reasonable inquiries about the customers' financial situation, requirements and objectives; verify customer's financial situation; conduct assessments of suitability; and act efficiently and fairly. Westpac is defending the proceedings. No provision has been recognised in relation to this matter.

▪      On 5 September 2019, a class action against BT Funds Management Limited (BTFM) and WLIS was commenced in relation to aspects of BTFM's BT Super for Life cash investment option. The claim follows other industry class actions as part of Slater and Gordon's 'Get your super back' campaign. It is alleged in the proceedings that BTFM failed to adhere to a number of obligations under the general law, the relevant trust deed and the Superannuation Industry (Supervision) Act 1993 (Cth), and that WLIS was knowingly concerned with BTFM's alleged contraventions. The damages sought by the claim are unspecified. BTFM and WLIS are defending the proceedings. No provision has been recognised in relation to this matter.

Internal reviews and remediation

Westpac is currently undertaking a number of reviews to identify and resolve prior issues that have the potential to impact our customers and reputation. These internal reviews have identified, and may continue to identify, issues in respect of which we are, or will be, taking steps to put things right (including in relation to areas of industry focus such as compliance with responsible lending obligations and the way some product terms and conditions are operationalised) so that our customers are not at a disadvantage from certain past practices. By undertaking these reviews we can also improve our processes and controls. An assessment of the Group's likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Contingent liabilities may exist in respect of actual or potential claims, compensation payments and/or refunds identified as part of these reviews.

Australian Financial Complaints Authority

Contingent liabilities may also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds. AFCA has a broader jurisdiction than previous dispute resolution bodies which it has replaced and, up until 30 June 2020, can also consider customer complaints dating back to 1 January 2008.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs up to and including $250,000. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions are reviewing the taxation treatment of certain transactions (both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives and indirect taxes such as GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent Entity guarantees and undertakings

The Parent Entity makes the following guarantees and undertakings to subsidiaries:

▪      letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and

▪      guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. Each guarantee is capped at $40 million per year and can only be utilised if the entity concerned becomes legally obliged to pay for a claim under the relevant licence. The Parent Entity has a right to recover any funds payable under the guarantees from the relevant subsidiary.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual required liquidity and credit risk exposure is therefore less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 21 for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Undrawn credit commitments
Letters of credit and guarantees[1]	15,150	15,585	14,583	14,957
Commitments to extend credit[2]	176,002	174,658	153,716	152,943
Other	188	154	188	99
Total undrawn credit commitments	191,340	190,397	168,487	167,999
1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2019 the Group had offered $5.0 billion (2018: $5.7 billion) of facilities to customers, which had not yet been accepted.

Consolidated 2019	Up to	Over 1	Over 3	Over
$m	1 Year	to 3 Years	to 5 Years	5 Years	Total
Letters of credit and guarantees	7,334	4,639	719	2,458	15,150
Commitments to extend credit	41,488	58,402	12,917	63,195	176,002
Other	125	—	—	63	188
Total undrawn credit commitments	48,947	63,041	13,636	65,716	191,340

Contingent assets

The credit commitments shown in the table above also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.